Loss and Loss Adjustment Expense Reserves (Tables)	3 Months Ended
Mar. 31, 2024
Loss And Loss Adjustment Expense Reserves
Schedule of Changes in Outstanding Loss Adjustment Expense Reserves

A summary of changes in outstanding loss and loss adjustment expense reserves for the quarter ended March 31, 2024 is as follows:

(in thousands)

Balance, beginning of period, net of reinsurance	$9,036
Incurred related to:
Current year	356
Prior year	10
Paid related to:
Current year	(327)
Prior years	$(52)
Balance, March 31, 2024, net of reinsurance	$9,023